Note 4 - Accrued Liabilities (Details) - Accrued Liabilities (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities [Abstract]
Accrued interest	$ 13,792	$ 235,603	$ 8,987
Accrued professional fees	125,671	15,000
Accrued loan balloon payment	85,000	76,472
Accrued vacation	73,809	81,499	54,153
Accrued loan restructuring fees	47,500	27,288
Accrued severence pay		58,846
Other accruals	41,766	21,444	910
Total accrued liabilities	$ 387,538	$ 516,152	$ 345,644